Independent Operator Notes and Receivables - Amounts Due from Independent Operators and the Related Allowances and Accruals for Estimated Losses (Detail) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 29, 2018	Dec. 30, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross	$ 33,123	$ 27,769	$ 21,015
Allowance: Current portion	(1,300)	(1,141)	(2,049)
Allowance: Long-term portion	(9,356)	(7,926)	(6,982)
Net	22,467	18,702	11,984
Current portion	6,796	5,056	4,495
Long-term portion	15,671	13,646	7,489
Independent Operator Notes
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross	27,246	23,450	16,502
Allowance: Current portion	(704)	(577)	(992)
Allowance: Long-term portion	(9,356)	(7,926)	(6,982)
Net	17,186	14,947	8,527
Current portion	1,515	1,301	1,039
Long-term portion	15,671	13,646	7,489
Independent Operator Receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Gross	5,877	4,319	4,513
Allowance: Current portion	(596)	(564)	(1,057)
Net	5,281	3,755	3,457
Current portion	$ 5,281	$ 3,755	$ 3,456